UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada November 13, 2012
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: 3,497,359
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
09/30/2012

AGRIUM INC.            Common 008916108  67187  658700   SHS Sole None   658700
BANK OF MONTREAL       Common 063671101  238    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  113041 2096461  SHS Sole None   2096461
BARRICK GOLD CORP      Common 067901108  134217 3267201  SHS Sole None   3267201
BAYTEX ENERGY CORPORAT Common 07317Q105  3376   72265    SHS Sole None   72265
CAE INC.               Common 124765108  24473  2324109  SHS Sole None   2324109
CANADIAN NATIONAL RAIL Common 136375102  57571  661817   SHS Sole None   661817
CANADIAN NATURAL RESOU Common 136385101  110506 3643461  SHS Sole None   3643461
ENBRIDGE INC           Common 29250N105  3542   92245    SHS Sole None   92245
ENCANA CORP            Common 292505104  90275  4192979  SHS Sole None   4192979
GOLDCORP INC           Common 380956409  29443  652270   SHS Sole None   652270
IMPERIAL OIL LTD       Common 453038408  101407 2241041  SHS Sole None   2241041
MAGNA INTERNATIONAL CL ClassA 559222401  96303  2265424  SHS Sole None   2265424
MANULIFE FINANCIAL COR Common 56501R106  58943  4974120  SHS Sole None   4974120
OPEN TEXT CORP         Common 683715106  39271  724421   SHS Sole None   724421
POTASH CORP            Common 73755L107  163208 3819518  SHS Sole None   3819518
PRECISION DRILLING TRU Common 740215108  58322  7544889  SHS Sole None   7544889
ROYAL BANK OF CANADA   Common 780087102  177940 3147149  SHS Sole None   3147149
SHAW COMMUNICATIONS IN ClassB 82028K200  26422  1341945  SHS Sole None   1341945
SUNCOR ENERGY INC      Common 8677229106 159367 4927868  SHS Sole None   4927868
TALISMAN ENERGY INC    Common 87425E103  45133  3434763  SHS Sole None   3434763
TECK RESOURCES LTD. CL classB 878742204  119114 4105953  SHS Sole None   4105953
THOMSON REUTERS COPR   Common 884903105  107976 3799308  SHS Sole None   3799308
TORONTO-DOMINION BANK  Common 891160509  284007 3463918  SHS Sole None   3463918
ACCENTURE PLC - CL A   ClassA G1151C101  27061  386415   SHS Sole None   386415
ADOBE SYSTEMS INC      Common 00724F101  28038  864308   SHS Sole None   864308
AFLAC INC              Common 001055102  43361  905625   SHS Sole None   905625
AMERICAN INTERNATIONAL Common 026874784  14448  440637   SHS Sole None   440637
ANADARKO PETROLEUM COR Common 032511107  43217  618097   SHS Sole None   618097
APPLIED MATERIALS INC  Common 038222105  46402  4154138  SHS Sole None   4154138
AUTOMATIC DATA PROCESS Common 053015103  47     800      SHS Sole None   800
BOEING CO              Common 097023105  54527  783440   SHS Sole None   783440
CHECK POINT SOFTWARE T Common M22465104  13604  282473   SHS Sole None   282473
CHESAPEAKE ENERGY CORP Common 165167107  17449  924671   SHS Sole None   924671
CISCO SYSTEMS INC      Common 17275R102  29012  1518965  SHS Sole None   1518965
FLUOR CORP             Common 343412102  33827  601055   SHS Sole None   601055
FORD MOTOR CO          Common 345370860  14355  1455860  SHS Sole None   1455860
FREEPORT-MCMORAN COPPE Common 35671D857  51962  1312825  SHS Sole None   1312825
GARMIN LTD             Common H2906T109  43310  1037616  SHS Sole None   1037616
GOLDMAN SACHS GROUP IN Common 38141G104  49171  432538   SHS Sole None   432538
HARMAN INTERNATIONAL   Common 413086109  34482  747010   SHS Sole None   747010
INTEL CORP             Common 458140100  39353  1736668  SHS Sole None   1736668
JOHNSON & JOHNSON      Common 478160104  60175  873242   SHS Sole None   873242
JPMORGAN CHASE & CO    Common 46625H100  38582  953104   SHS Sole None   953104
MCGRAW-HILL COMPANIES  Common 580645109  14477  265197   SHS Sole None   265197
MICROSOFT CORPORATION  Common 594918104  75235  2528045  SHS Sole None   2528045
MONSANTO CO            Common 61166W101  56627  622133   SHS Sole None   622133
NATIONAL OILWELL VARCO Common 637071101  27544  343828   SHS Sole None   343828
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  29785  468099   SHS Sole None   468099
ORACLE CORP            Common 68389X105  22642  719701   SHS Sole None   719701
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PROCTER & GAMBLE       Common 742718109  34463  496866   SHS Sole None   496866
PROSHARES ULTRA MSCI J Common 74347X708  5      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  24389  390412   SHS Sole None   390412
REGIONS FINANCIAL CORP Common 7591EP100  22822  3169686  SHS Sole None   3169686
SAFEWAY INC            Common 786514208  19283  1198423  SHS Sole None   1198423
SANDISK CORPORATION    Common 80004C101  36351  837000   SHS Sole None   837000
SANDRIDGE ENERGY INC.  Common 80007P307  3      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  59737  825900   SHS Sole None   825900
SPDR TRUST SERIES 1    Common 78462F103  27     187      SHS Sole None   187
SPECTRA ENERGY CORP    Common 847560109  23508  800678   SHS Sole None   800678
STATE STREET CORP      Common 857477103  35718  851239   SHS Sole None   851239
SUNCOR ENERGY INC      Common 867224107  29928  911037   SHS Sole None   911037
THE MOSAIC CO          Common 61945C103  34784  603788   SHS Sole None   603788
THE WALT DISNEY CO.    Common 254687106  37248  712480   SHS Sole None   712480
THERMO FISHER SCIENTIF Common 883556102  22300  379057   SHS Sole None   379057
TRANSOCEAN LIMITED     Common H8817H100  27464  611802   SHS Sole None   611802
UNITEDHEALTH GROUP INC Common 91324P102  44849  809407   SHS Sole None   809407
VANGUARD INTM TERM INV Common 922031810  521    49733    SHS Sole None   49733
VANGUARD INTRM TRM BON Common 921937306  847    69330    SHS Sole None   69330
VANGUARD MSCI EAFE ETF Common 921943858  108    3275     SHS Sole None   3275
WELLS FARGO & COMPANY  Common 949746101  56327  1631242  SHS Sole None   1631242
ZIMMER HOLDINGS        Common 98956P102  7088   104814   SHS Sole None   104814